Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	155,276,497
Proposed Maximum Offering Price per Unit	12.2275
Maximum Aggregate Offering Price	$ 1,898,643,367.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 262,202.65
Offering Note	Note 1a: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of shares of Solana Company's Class A common stock, $0.001 par value per share (the "Common Stock"), which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. Note 1b: The shares of Common Stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 155,276,497 shares of Common Stock, which consists of (i) 37,825,277 outstanding shares of Common Stock, (ii) 36,115,912 shares of Common Stock issuable upon the exercise of outstanding pre-funded warrants and (iii) 81,335,308 shares of Common Stock issuable upon the exercise of outstanding warrants. Note 1c: Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on Nasdaq Capital Market on October 16, 2025 of $12.2275 per share.